UNCONSOLIDATED REAL ESTATE AFFILIATES (Details 3) (USD $) In Thousands, unless otherwise specified	2 Months Ended	3 Months Ended				10 Months Ended	12 Months Ended		2 Months Ended	1 Months Ended	3 Months Ended			10 Months Ended	12 Months Ended	2 Months Ended	12 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Nov. 09, 2010	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Sep. 30, 2010 Predecessor	Jun. 30, 2010 Predecessor	Mar. 31, 2010 Predecessor	Nov. 09, 2010 Predecessor	Dec. 31, 2009 Predecessor	Dec. 31, 2010 Unconsolidated Real Estate Affiliates	Dec. 31, 2011 Unconsolidated Real Estate Affiliates	Nov. 09, 2010 Unconsolidated Real Estate Affiliates Predecessor	Dec. 31, 2009 Unconsolidated Real Estate Affiliates Predecessor
Revenues:
Minimum rents	$ 232,592						$ 1,583,609							$ 1,373,945	$ 1,619,074	$ 101,266	$ 723,121	$ 585,791	$ 666,577
Tenant recoveries	99,376						723,257							625,197	742,791	41,610	297,530	245,102	300,844
Overage rents	17,903						61,803							31,757	43,580	6,502	26,736	9,103	13,172
Management and other fees	8,883						61,173							54,351	75,304	1,217	16,346	15,592	9,802
Other	14,496						75,755							56,193	70,423	8,491	52,721	21,414	28,631
Total revenues	373,250	657,985	624,179	603,020	620,414	2,362,955	2,505,597	2,829,964	373,250	276,299	622,830	616,642	625,672	2,141,443	2,551,172	159,086	1,116,454	877,002	1,019,026
Expenses:
Real estate taxes	32,694						230,876							196,779	226,753	11,971	98,738	73,830	91,537
Property maintenance costs	17,869						95,835							78,391	88,520	7,309	40,293	31,882	36,364
Marketing	10,814						34,021							21,651	28,550	5,215	17,791	10,894	14,543
Other property operating costs	58,821						395,770							337,125	400,951	23,052	162,572	130,621	160,777
Provision for doubtful accounts	50						5,621							13,294	22,901	(471)	6,826	5,287	10,781
Property management and other costs	29,801						188,022							137,108	170,093	7,576	46,935	40,409	51,369
General and administrative	22,247						30,866							24,392	94,493	2,491	29,062	36,034	11,637
Provisions for impairment							64,337							4,516	315,968			881	18,046
Depreciation and amortization	125,150						899,584							507,886	621,097	36,225	267,369	211,725	240,044
Total expenses	297,446						1,944,932							1,321,142	1,969,326	93,368	669,586	541,563	635,098
Operating income	75,804	122,832	135,698	143,821	158,314		560,665		75,804	107,492	233,818	236,348	242,641	820,301	581,846	65,718	446,868	335,439	383,928
Interest income	722						2,429							1,466	1,571	2,309	18,355	17,932	5,488
Interest expense	(128,841)						(892,099)							(1,182,999)	(1,210,937)	(47,725)	(350,716)	(271,476)	(293,852)
(Provision for) benefit from income taxes	8,992						(8,723)							60,962	(5,693)	(179)	(794)	66	(1,673)
Equity in income of unconsolidated joint ventures																9,526	54,207	43,479	61,730
Loss from continuing operations	(249,079)	(352,693)	260,250	(197,191)	9,846	(611,790)	(279,788)	(526,991)	(249,079)	(263,044)	(226,657)	(126,080)	(19,560)	(635,341)	(523,441)	29,649	167,920	125,440	155,621
Discontinued operations	(7,005)	(15,572)	(3,689)	(4,922)	(2,910)		(27,093)		(7,005)	(653,787)	(7,122)	8,508	75,334	(577,067)	(781,275)	219	165,323	50,757	(61,503)
Allocation to noncontrolling interests	1,868						(6,291)							26,650	20,027	111	(3,741)	964	(3,453)
Net loss attributable to common stockholders	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)		(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)	29,979	329,502	177,161	90,665
Equity In (Loss) Income of Unconsolidated Real Estate Affiliates:
Net income attributable to joint venture partners	(254,216)	(367,838)	252,049	(203,047)	5,664		(313,172)		(254,216)	(888,702)	(231,185)	(117,527)	51,656	(1,185,758)	(1,284,689)	29,979	329,502	177,161	90,665
Joint venture partners' share of income																(17,878)	(181,213)	(67,845)	(26,320)
Amortization of capital or basis differences																(12,605)	(145,391)	(61,302)	(59,710)
Gain on Aliansce IPO																		9,718
Loss on Highland Mall conveyance																		(29,668)
Discontinued operations																		(6,207)	(28,208)
Equity in income of Unconsolidated Real Estate Affiliates	$ (504)						$ 2,898							$ 21,857	$ 32,843